Note 14 - Net Capital Requirements of Broker-Dealer Subsidiaries	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Regulatory Capital Requirements under Banking Regulations [Text Block]
NOTE
14.
NET CAPITAL REQUIREMENTS
OF BROKER - DEALER SUBSIDIARIES

National Securities is subject to the SEC's Uniform Net Capital Rule (Rule
15c3
-
1),
which, among other things, requires the maintenance of minimum net capital. In
February
2015,
pursuant to a directive from FINRA, National Securities reverted back to using the alternative method of computing net capital from the aggregate indebtedness method. At
September
30,
2016,
National Securities had net capital of
$6,224,995
which was
$5,974,995
in excess of its required net capital of
$250,000.
National Securities is exempt from the provisions of Rule
15c
-
3
-
3
since it is an introducing broker - dealer that clears all transactions on a fully disclosed basis and promptly transmits all customer funds and securities to clearing brokers.

vFinance Investments is also subject to the Rule
15c3
-
1,
which, among other things, requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed
15
to
1.
At
September
30,
2016,
vFinance Investments had net capital of
$2,202,544
which was
$1,202,544
in excess of its required net capital of
$1,000,000.
vFinance Investments ratio of aggregate indebtedness to net capital was
.8
to
1.
vFinance Investments is exempt from the provisions of Rule
15c
-
3
-
3
since it is an introducing broker - dealer that clears all transactions on a fully disclosed basis and promptly transmits all customer funds and securities to clearing brokers.

Advances, dividend payments and other equity withdrawals from the Company's Broker - Dealer Subsidiaries are restricted by the regulations of the SEC, and other regulatory agencies. These regulatory restrictions may
limit the amounts that a subsidiary
may
dividend or advance to the Company.